Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
WealthTrust DBS Long Term Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	19.76%	10.57%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.56%	12.70%